Schedule of loss allowance for accounts receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	$ 574,391	$ 361,249
Other receivables (including Long-term receivables)	1,952,834	3,331,465
Other receivables from related parties	526,882
Guarantee deposits paid	133,390	625,330
Unused credit lines from bank loans	3,961,155	4,802,855
Loans	1,734,866	2,459,356
Short-term loans	8,999,751	6,964,927
Accounts payable	209,567	193,767
Other payables	802,840	522,786
Lease liabilities	163,775	105,745
Long-term loans (including current portion)	1,037,768	980,200
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Loans	1,645,813	2,355,022
Short-term loans	8,999,751	6,964,927
Accounts payable	209,567	193,767
Other payables	802,840	522,786
Lease liabilities	163,775	105,745
Long-term loans (including current portion)	42,478	59,659
Later than one year [member]
IfrsStatementLineItems [Line Items]
Loans	89,053	104,334
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Short-term loans
Accounts payable
Other payables
Lease liabilities
Long-term loans (including current portion)	995,290	920,541
Twelve Months [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	574,391	361,249
Other receivables (including Long-term receivables)	1,952,834	3,331,465
Other receivables from related parties	526,882
Guarantee deposits paid	133,390	625,330
Significant Increase In Credit Risk [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Other receivables (including Long-term receivables)
Other receivables from related parties
Guarantee deposits paid
Impairment of Credit [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Other receivables (including Long-term receivables)
Guarantee deposits paid